SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total assets and liabilities of VIEs
Cash and cash equivalents	$ 18,180,733	$ 14,261,249	$ 13,291,063	$ 40,097,545
Accounts receivable	1,206,780	944,447
Other receivables	1,588,285	2,366,047
Merchandise inventory	3,075,386	4,048,609
Property and equipment, net	37,249,769	4,025,765
Other non-current assets	257,547	240,906
Accounts payable	6,242,761	13,001,974
Advances from customers	2,790,812	2,531,312
Accrued expenses	3,441,317	3,236,435
Other current liabilities	2,570,288	4,172,225
Income taxes payable	1,751,744	1,752,631
Merchandise inventories
Inventory write-downs	258,078	305,281	96,814
VIEs
Total assets and liabilities of VIEs
Initial term of technical consulting and information services agreement	10 years
Cash and cash equivalents	59	640,394
Accounts receivable		799,713
Other receivables		3,872,947
Merchandise inventory		13,602,146
Property and equipment, net		2,193,980
Other non-current assets		629,865
Total Assets	59	21,739,045
Accounts payable		4,589,259
Advances from customers		1,076,283
Accrued expenses		393,313
Other current liabilities		1,489,649
Income taxes payable		33,545
Total Liabilities		$ 7,582,049